BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated November 30, 2009 to Prospectus dated May 29, 2009

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective January 29, 2010, in connection with the principal investment strategy of Baron iOpportunity Fund, the Prospectus of the Baron Funds® (the “Funds”) is modified as follows:

On page 5 of the Prospectus, the second full paragraph, which begins with “Baron iOpportunity Fund,” now reads: “Baron iOpportunity Fund invests primarily in securities of high growth businesses of all market capitalizations selected for their capital appreciation potential. The Adviser may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Fund seeks to purchase securities that the Adviser expects could increase in value 100% within four years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund’s investment goals.”

A registration statement which contains the revised investment strategy is under review by the U.S. Securities and Exchange Commission.

This information supplements the Prospectus dated May 29, 2009. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

B A R O N

F U N D S®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated November 30, 2009

to Statement of Additional Information dated May 29, 2009

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective January 29, 2010, in connection with the principal investment strategy of Baron iOpportunity Fund, the Statement of Additional Information of the Baron Funds® (the “Funds”) is modified as follows:

On page 3 of the Statement of Additional Information, the eighth sentence in the first paragraph under “Investment Goals, Strategies and Risks,” now reads: “Baron iOpportunity Fund invests in companies that the Adviser believes will benefit from innovations and advances in technology.”

A registration statement which contains the revised investment strategy is under review by the U.S. Securities and Exchange Commission.

This information supplements the Statement of Additional Information dated May 29, 2009. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.